August 29, 2011

VIA EDGAR

The United States Securities
  and Exchange Commission
SEC Headquarters
100 F Street N.E.
Washington, D.C.  20549-8629

Subject:             Nationwide Variable Account of
           Nationwide Life Insurance Company
           SEC File No. 002-58043
           CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933 and on behalf of the Nationwide Variable Account and Nationwide Life Insurance Company, we hereby submit the form of the prospectus, which has been modified to include clarifying disclosures incorporated via a prospectus supplement.

Please contact the undersigned at (614) 677-5276 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ CHRISTINE WALKUP
Christine Walkup
Assistant General Counsel